SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost and Earnings in Excess of Billings	$ 3,572	$ 6,798
Billings in Excess of Cost and Earnings	$ 9,487	$ 10,184